UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7878

DREYFUS LIFETIME PORTFOLIOS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	7/31

Date of reporting period:	3/31/04

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
LifeTime
Portfolios, Inc.

SEMIANNUAL REPORT March 31, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE PORTFOLIOS

2	Letter from the Chairman
3	Discussion of Performance
Statement of Investments
8	Income Portfolio
19	Growth and Income Portfolio
33	Growth Portfolio

Statement of Financial Futures

18	Income Portfolio
32	Growth and Income Portfolio
38	Growth Portfolio
39	Statement of Assets and Liabilities
41	Statement of Operations

Statement of Changes in Net Assets

43	Income Portfolio
45	Growth and Income Portfolio
47	Growth Portfolio

Financial Highlights

49	Income Portfolio
51	Growth and Income Portfolio
53	Growth Portfolio
55	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus LifeTime Portfolios, Inc.

The Portfolios

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus LifeTime Portfolios, Inc. covers the six-month period from October 1, 2003, through March 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Jocelin A. Reed.

Many sectors of the stock and bond markets continued to rally during the reporting period, despite the onset of a stronger economic recovery and heightened market volatility. Although recovering economies historically have given rise to inflationary pressures, which have tended to hinder returns from the more interest-rate sensitive areas of the bond market, sluggish job growth has helped keep inflation low, generally benefiting bond prices. Stocks have responded positively to improving corporate profits, but the rally appeared to stall toward the end of the first quarter of 2004 when investors became concerned that many stocks may have gained too much value too quickly.

Although our analysts and portfolio managers work hard to identify trends that may move the markets, no one can know with complete certainty what lies ahead for the U.S. economy and the financial markets. As always, we encourage you to review your investments regularly with your financial advisor, who may be in the best position to suggest ways to position your portfolio for the opportunities and challenges of today’s financial markets.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation April 15, 2004

DISCUSSION OF PERFORMANCE

Jocelin A. Reed, CFA, Portfolio Manager

How did Dreyfus LifeTime Portfolios, Inc. perform relative to its benchmarks?

For the six-month period ended March 31, 2004, Dreyfus LifeTime Portfolios, Inc. produced the following total returns:1

Growth Portfolio		Customized Blended Index[2]

Investor Shares	14.24%	12.60%
Restricted Shares	14.57%

Growth and Income Portfolio

Investor Shares	10.14%	8.88%
Restricted Shares	10.41%

Income Portfolio

Investor Shares	4.16%	4.93%
Restricted Shares	4.44%

The total returns for the Growth Portfolio and the Growth and Income Portfolio also compare to a 14.07% total return for the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) for the same period. The total return for the Income Portfolio also compares to a 2.54% total return for the Lehman Brothers Intermediate Government/Credit Bond Index for the reporting period. face="serif">3

The portfolios benefited from a rallying stock market during the reporting period.The market’s gains were fueled by stronger economic growth, including improved corporate earnings, rising capital spending and continued consumer spending. We are pleased that the Growth Portfolio and the Growth and Income Portfolio produced higher returns than their Customized Blended Indices, primarily because we maintained their equity components near their allowable maximums. On the other hand, returns for the Income Portfolio trailed its Customized Blended Index, which we attribute to our emphasis on high-quality securities at a time in which lower-quality securities produced higher returns.

The Portfolios 3

DISCUSSION OF PERFORMANCE (continued)

What are the portfolios’ investment approaches?

Dreyfus LifeTime Portfolios, Inc. consists of three separate portfolios, each offering a range of investment approaches and varying asset allo-cations.All three portfolios typically invest in stocks and bonds and are managed using the same basic investment philosophy, however, each portfolio’s asset allocation varies according to its own investment goals and risk tolerance levels.

For example, the Growth Portfolio, the most aggressive of the three, typically maintains approximately 80% of its assets in stocks and 20% in bonds.The portfolio also has a 65% minimum and 100% maximum allowable equity position.The portfolio may invest up to 25% of its net assets in foreign securities.

The Growth and Income Portfolio, a moderate fund, typically maintains an asset allocation of 50% bonds and 50% stocks, and has a 35% minimum and a 65% maximum allowable equity position.The portfolio may invest up to 15% of its net assets in foreign securities.

The actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions.

Finally, the Income Portfolio, the most conservative of the three, typically maintains an asset allocation of 67.5% bonds, 22.5% stocks and 10% cash.

What other factors influenced the portfolios’ performance?

Stocks enjoyed a strong rally during the reporting period as corporate earnings continued to improve.We kept the equity components of the Growth Portfolio and the Growth and Income Portfolio near their allowable maximums because we believed that improving business fundamentals and three years of corporate cost-cutting had not been fully factored into equity prices.

While most market sectors within the S&P 500 Index produced positive returns, the financials, energy and producer goods areas fared especially well. Historically low interest rates and higher levels of trading activity helped boost financial stocks, with the strongest returns posted by large brokerage firms, such as Goldman Sachs & Company, and consumer finance and credit card companies, including Countrywide Financial Corporation and MBNA Corporation. Energy stocks also produced above-average gains during the reporting period, mainly due to stronger demand from China and the United States and lower inventory levels of oil and natural gas. Oil services companies also flourished as commodity prices climbed. Within the producer goods sector, Phelps Dodge Corporation, the world’s second largest copper producer, benefited from the effects of lower short-term interest rates on homebuilding and industrial construction.

The performance of the Growth and Income Portfolio’s and the Income Portfolio’s fixed-income components stemmed from weak growth in the labor market. Bonds rallied as most market players believed the Fed would keep interest rates low until there was an obvious strength in job growth. The Income Portfolio’s returns lagged its Customized Blended Index slightly after fees.

What are the portfolios’ current strategies?

As of the end of the reporting period, the stock market remained more attractive to us than the fixed-income markets. Accordingly, we continued to maintain the equity components of the Growth Portfolio and the Growth and Income Portfolio near their allowable maximums. However, we made modest changes to the composition of these portfolios’ equity components, reducing their exposure to small-cap stocks and redeploying those assets to larger stocks.The margin of small-cap stocks’ outperformance recently narrowed, suggesting to us that larger stocks may be poised to produce better relative returns. Finally, we have continued to manage the Income Portfolio in a way that roughly mirrors the composition of the Lehman Brothers Intermediate Government/Credit Bond Index and S&P 500 Index, a strategy that is designed to manage risks while participating in the markets’ income and growth potential.

April 15, 2004

The Portfolios 5

DISCUSSION OF PERFORMANCE (continued)

A s s e t C l a s s E x p o s u r e a s o f M a r c h 3 1 , 2 0 0 4

Growth and Income Portfolio

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.

2 For the Growth Portfolio, face="serif">the Customized Blended Index has been prepared by the portfolio for purposes of more accurate comparison to the Growth Portfolio’s overall portfolio composition.We have combined the performance of unmanaged indices reflecting the baseline percentage set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks — 54.4%; Domestic Small Company Stocks — 13.6%; Foreign Stocks — 12%; Domestic Bonds — 17%; and Foreign Bonds — 3%.The Customized Blended Index combines returns from the Standard & Poor’s 500 Composite Stock Price Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe,Australasia, Far East (Free) Index — Hedged $U.S. (MSCI EAFE), the Lehman Brothers Intermediate Government/Credit Bond Index (“Lehman Brothers Index”) and the J.P. Morgan Non-U.S. Government Bond Index — Hedged (“J.P. Morgan Global Index”) and is weighted to the aforementioned baseline percentages.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market capitalization.The MSCI EAFE is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested.The Lehman Brothers Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10 years.The J.P. Morgan Global Index is an index that measures return on bonds from 12 world markets, hedged into U.S. dollars.This index does not include a U.S. bond component. None of the foregoing indices reflects account charges, fees or other expenses. For the Growth and Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks — 36%; Domestic Small Company Stocks — 9%; Foreign Stocks — 5%; Domestic Bonds — 45%; and Foreign Bonds — 5%.The Customized Blended Index combines returns from the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE, the Lehman Brothers Index and the J.P. Morgan Global Index and is weighted to the aforementioned baseline percentages.The indices are described above. For the Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Bonds — 67.5%; Stocks — 22.5%; and Treasury Bills — 10%.The Customized Blended Index combines returns from the Lehman Brothers Index, the S&P 500 Index (both described above) and the 90-day Treasury bill rate, as it changes from time to time, and is weighted to the aforementioned baseline percentages.

3 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The S&P 500 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are described above.

The Portfolios 7

STATEMENT OF INVESTMENTS TA N T O F T M E N T S
March 31, 2004 (Unaudited)

Income Portfolio
	Principal
Bonds and Notes—67.1%	Amount ($)		Value ($)

Financial—16.8%
AMVESCAP, Gtd. Notes,
6.60%, 2005	200,000		210,006
AXA Financial, Sr. Notes,
7.75%, 2010	175,000		210,725
Allstate, Sr. Notes,
7.875%, 2005	300,000		320,318
American General Finance, Notes,
5.875%, 2006	300,000		325,042
American International Group, Notes,
4.50%, 2013	135,000		132,932
Anadarko Finance, Gtd. Notes,
6.75%, 2011	100,000		116,815
Australia & New Zealand Banking Group,
Sub. Notes, 7.55%, 2006	150,000		168,387
BB&T, Sub. Notes,
4.75%, 2012	170,000		175,261
Bank of America, Sub. Notes,
6.50%, 2006	650,000		705,387
7.80%, 2010	250,000		303,908
Bank of New York, Sr. Notes,
5.20%, 2007	275,000		299,251
Bank One, Sub. Notes,
5.90%, 2011	240,000		268,425
Bayerische Landesbank, Sub. Notes,
5.875%, 2008	225,000	[a]	251,130
Bear Stearns, Sr. Notes,
7%, 2007	150,000		168,787
Brascan, Notes,
7.125%, 2012	100,000		114,576
CITIGROUP, Sub. Notes,
Notes, 6%, 2012	200,000		225,473
Sub. Notes, 7.25%, 2010	450,000		536,644
COUNTRYWIDE HOME LOAN, Gtd. Notes,
5.50%, 2006	235,000		252,086
Canadian Government, Bonds,
5.25%, 2008	200,000	[a]	221,107
Clear Channel Communications, Sr. Notes,
4.40%, 2011	175,000		174,897

Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Financial (continued)
Credit Suisse First Boston USA, Notes,
5.875%, 2006	260,000		281,711
Deutsche Telekom International Finance,
Gtd. Notes, 8%, 2010	200,000		245,908
Diageo Capital, Gtd. Notes,
7.25%, 2009	185,000		222,523
EOP Operating, Sr. Notes,
6.75%, 2008	150,000		169,547
European Investment Bank, Notes,
4.625%, 2007	550,000		590,093
Federated Department Stores, Sr. Notes,
6.625%, 2011	50,000		57,456
Fleet Boston Financial, Sub. Notes,
7.375%, 2009	135,000		161,905
Ford Motor Credit, Bonds,
7.375%, 2011	600,000		655,220
General Electric Capital,
Notes, 7.375%, 2010	110,000		132,074
Sub. Notes, 8.125%, 2012	375,000		465,639
General Motors Acceptance Corp., Notes,
6.75%, 2006	785,000		839,367
Goldman Sachs Group, Notes,
6.60%, 2012	275,000		315,655
HSBC Holding, Sub. Notes,
7.50%, 2009	100,000		119,259
5.25%, 2012	155,000		163,887
Hellenic Republic, Notes,
6.95%, 2008	150,000	[a]	172,313
Household Finance, Notes,
8%, 2010	260,000		318,914
Inter-American Development Bank,
Bonds, 5.75%, 2008	270,000		301,880
Notes, 4.375%, 2012	160,000		167,474
International Bank for Reconstruction
& Development, Notes,
5%, 2006	250,000		266,388
3.625%, 2013	115,000		114,536

The Portfolios 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Financial (continued)
KFW International Finance, Bank Gtd. Notes,
4.75%, 2007	300,000	[a]	322,113
Kingdom of Spain, Notes,
7%, 2005	700,000		749,531
Lehman Brothers Holdings, Notes,
6.625%, 2012	250,000		289,366
MBNA America Bank, Sr. Notes,
7.75%, 2005	250,000	[b]	270,644
Marsh & McLennan, Bonds,
3.625%, 2008	175,000		179,582
Merrill Lynch & Co., Notes,
6%, 2009	250,000	[a]	279,365
MetLife, Sr. Notes,
6.125%, 2011	150,000		169,433
Morgan Stanley Dean Witter,
Notes, 6.60%, 2012	200,000		230,309
Unsub. Notes, 6.10%, 2006	450,000		486,914
Ontario (Province Of), Sr. Unsub. Notes,
5.50%, 2008	250,000		276,608
Paine Webber Group, Notes,
7.625%, 2009	205,000		251,265
Pemex Finance, Notes,
9.03%, 2011	225,000		275,176
Quebec Province, Deb.,
7%, 2007	215,000		242,651
Republic of Italy, Unsub. Notes,
5.625%, 2012	385,000		430,060
Republic of Korea, Unsub. Notes,
8.875%, 2008	200,000	[a]	242,560
Royal Bank of Scotland Group, Sub. Notes,
6.375%, 2011	160,000	[a]	182,594
SLM, Notes,
3.625%, 2008	375,000	[a]	384,513
Sanwa Finance Aruba, Bank Gtd. Notes,
8.35%, 2009	100,000		119,369
Simon Property Group, Notes,
6.375%, 2007	325,000		365,613
Sumitomo Bank International Finance,
Gtd. Notes, 8.50%, 2009	150,000		182,488

Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Financial (continued)
Time Warner Entertainment, Notes,
8.875%, 2012	145,000		186,046
U.S. Bank, Notes,
5.70%, 2008	300,000		332,193
United Mexican States, Notes,
9.875%, 2010	250,000		322,125
Verizon Global Funding, Notes,
7.25%, 2010	200,000		236,037
Walt Disney, Notes,
6.375%, 2012	165,000		184,278
Washington Mutual, Notes,
7.50%, 2006	250,000		280,255
Wells Fargo Financial, Sub. Notes,
5.50%, 2012	100,000	[a]	108,738
			18,522,732
Industrial—10.0%
Albertson’s, Sr. Notes,
7.50%, 2011	150,000	[a]	176,280
Alcan, Notes,
4.50%, 2013	200,000		201,554
Alcoa, Notes,
7.375%, 2010	100,000		120,256
Bristol-Myers Squibb, Notes,
5.75%, 2011	170,000		187,171
Burlington Resources, Gtd. Notes,
5.60%, 2006	200,000		216,510
Centex, Senior Notes,
5.125%, 2013	100,000		101,805
ChevronTexaco Capital, Gtd. Notes,
3.50%, 2007	300,000		310,082
Coca-Cola, Notes,
5.75%, 2011	100,000	[a]	111,785
Comcast Cable Communications,
Notes, 6.20%, 2008	250,000	[a]	277,032
ConAgra Foods, Notes,
7.875%, 2010	150,000		182,454
ConocoPhillips, Notes,
8.75%, 2010	135,000		171,908

The Portfolios 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Industrial (continued)
Coors Brewing, Gtd. Notes,
6.375%, 2012	85,000		95,818
Cox Communications, Notes,
6.875%, 2005	400,000		423,422
DaimlerChrysler, Gtd. Notes,
8%, 2010	150,000		176,843
7.3%, 2012	110,000		127,026
Dow Chemical, Notes,
6.125%, 2011	225,000		250,565
ERP Operating, Notes,
6.625%, 2012	110,000		125,567
Fred Meyer, Gtd. Notes,
7.45%, 3/1/2008	250,000		289,472
General Electric Capital, Deb.,
8.85%, 2005	300,000		321,236
General Mills, Notes,
6%, 2012	80,000		88,488
General Motors, Notes,
7.20%, 2011	165,000		181,074
7.125%, 2013	145,000	[a]	158,673
Georgia Power, Sr. Notes,
4.875%, 2007	300,000		321,056
Gillette, Notes,
4%, 2005	350,000		360,757
Hertz, Sr. Notes,
8.25%, 2005	200,000		211,351
Hewlett-Packard, Notes,
7.15%, 2005	200,000		212,874
International Paper, Notes,
6.75%, 2011	150,000		170,830
John Deere Capital, Notes,
7%, 2012	175,000		207,490
KFW International Finance,
Bank Gtd. Notes, 5.25%, 2006	250,000		269,208
Kellogg, Notes,
6%, 2006	250,000		269,273
Kerr-McGee, Gtd. Notes,
6.875%, 2011	150,000		170,771

Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Industrial (continued)
Kinder Morgan Energy Partners, Notes,
7.125%, 2012	175,000		204,867
Kraft Foods, Notes,
4.625%, 2006	250,000		264,048
Lockheed Martin, Notes,
8.20%, 2009	175,000		216,630
McDonald’s, Notes,
6%, 2011	90,000		100,371
MidAmerican Energy, Sr. Notes,
3.50%, 2008	250,000		250,174
Monsanto, Sr. Notes,
7.375%, 2012	125,000	[a]	148,412
NIKE, Sr. Notes,
5.50%, 2006	250,000		268,923
Nordstrom, Sr. Notes,
5.625%, 2009	200,000		219,784
Norfolk Southern, Sr. Notes,
6.20%, 2009	250,000		281,440
PHH, Notes,
7.125%, 2013	125,000		144,002
Procter & Gamble, Notes,
4.30%, 2008	260,000		275,035
Raytheon, Notes,
6.75%, 2007	225,000		253,143
SBC Communications, Notes,
5.75%, 2006	250,000		269,149
Safeway, Notes,
5.80%, 2012	200,000		213,876
Sara Lee, Notes,
6.25%, 2011	50,000		56,990
Target, Notes,
5.875%, 2012	100,000		111,214
Time Warner, Notes,
7.75%, 2005	250,000		267,273
8.18%, 2007	110,000		128,370
Unilever Capital, Gtd. Notes,
7.125%, 2010	150,000		179,097

The Portfolios 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Industrial (continued)
Viacom, Gtd. Notes,
7.75%, 2005	175,000	187,171
Wal-Mart Stores, Sr. Notes,
6.875%, 2009	100,000	117,492
Weyerhaeuser, Notes,
6.125%, 2007	300,000	328,424
		10,974,516
Transportation—.2%
Union Pacific, Notes,
6.50%, 2012	150,000	171,771
Utilities—3.0%
AT&T, Sr. Notes,
7.80%, 2011	200,000	234,214
AT&T Wireless, Sr. Notes,
7.875%, 2011	275,000	328,487
British Telecom, Notes,
8.375%, 2010	200,000	247,545
Cincinnati Gas & Electric, Notes,
5.70%, 2012	100,000	108,029
Commonwealth Edison,
First Mortgage, 7.625%, 2013	130,000	160,312
Duke Energy, Sr. Notes,
5.625%, 2012	75,000	79,831
France Telecom, Notes,
8.20%, 2006	195,000	215,610
Hydro-Quebec, Government Notes,
6.30%, 2011	160,000	185,208
Niagara Mohawk Power,
First Mortgage, 7.75%, 2006	200,000	222,642
PPL Electric Utilities, Scd. Sr. Bonds,
6.25%, 2009	200,000	225,921
Progress Energy, Sr. Notes,
7.10%, 2011	80,000	92,692
Sempra Energy, Notes,
6%, 2013	150,000	163,837
Sprint Capital, Gtd. Notes,
7.625%, 2011	150,000	175,437

Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Utilities (continued)
Telefonica Europe, Gtd. Notes,
7.75%, 2010	145,000		175,387
United Technologies, Notes,
7.125%, 2010	150,000		179,221
Virginia Electric & Power, Sr. Notes,
4.75%, 2013	75,000		76,036
Vodafone Group, Notes,
7.75%, 2010	135,000		162,876
Wisconsin Energy, Sr. Notes,
6.50%, 2011	200,000		227,105
			3,260,390
U.S. Government & Agencies—37.1%
Federal Home Loan Bank:
Bonds:
3.25%, 8/15/2005	860,000		881,242
3.625%, 11/14/2008	335,000		345,077
5.75%, 5/15/2012	555,000	[a]	623,665
3.875%, 6/14/2013	250,000		246,054
Sr. Notes,
5.80%, 9/2/2008	500,000		559,121
Federal Home Loan Mortgage Corp., Notes:
7%, 7/15/2005	1,000,000		1,072,095
5.50%, 7/15/2006	1,000,000		1,080,144
4.875%, 3/15/2007	950,000		1,021,931
3.50%, 9/15/2007	510,000	[a]	527,553
5.75%, 3/15/2009	880,000	[a]	988,557
6.875%, 9/15/2010	300,000		356,836
6%, 6/15/2011	300,000		341,801
5.125%, 7/15/2012	725,000		782,159
Federal National Mortgage Association, Notes:
5.75%, 6/15/2005	1,300,000		1,370,689
5.50%, 5/2/2006	875,000		940,608
7.125%, 3/15/2007	290,000		330,452
5.75%, 2/15/2008	830,000		923,397
6%, 5/15/2008	275,000		309,475
5.25%, 1/15/2009	880,000		967,718
6%, 5/15/2011	400,000		456,204
5.375%, 11/15/2011	500,000		549,760
4.375%, 9/15/2012	150,000		153,640

The Portfolios 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

U.S. Government & Agencies (continued)
U.S. Treasury Bonds:
10.75%, 8/15/2005	1,470,000		1,659,321
10%, 5/15/2010	1,575,000		1,727,759
U.S. Treasury Notes:
6.75%, 5/15/2005	650,000	[a]	690,294
6.50%, 8/15/2005	1,140,000	[a]	1,221,305
5.75%, 11/15/2005	1,750,000	[a]	1,872,430
1.875%, 12/31/2005	575,000	[a]	579,198
5.625%, 2/15/2006	425,000	[a]	457,504
2%, 5/15/2006	235,000	[a]	236,955
7%, 7/15/2006	1,330,000	[a]	1,488,137
6.50%, 10/15/2006	1,800,000	[a]	2,009,106
6.25%, 2/15/2007	275,000	[a]	308,041
6.625%, 5/15/2007	1,430,000	[a]	1,627,569
6.125%, 8/15/2007	630,000	[a]	711,207
5.50%, 2/15/2008	590,000	[a]	658,699
2.625%, 5/15/2008	1,850,000	[a]	1,861,840
5.625%, 5/15/2008	775,000	[a]	870,844
4.75%, 11/15/2008	1,245,000	[a]	1,358,258
6.50%, 2/15/2010	595,000	[a]	705,587
5.75%, 8/15/2010	735,000	[a]	844,096
5%, 2/15/2011	165,000	[a]	182,195
5%, 8/15/2011	1,275,000	[a]	1,405,331
4.875%, 2/15/2012	1,895,000	[a]	2,069,169
3.875%, 2/15/2013	545,000	[a]	552,579
3.625%, 5/15/2013	75,000	[a]	74,543
4.25%, 8/15/2013	305,000	[a]	316,152
4.25%, 11/15/2013	500,000	[a]	517,360
			40,833,657
Total Bonds and Notes
(cost $69,914,601)			73,763,066

Income Portfolio (continued)
			Principal
Short-Term Investments—32.5%			Amount ($)		Value ($)

Repurchase Agreements—21.9%
Greenwich Capital Markets,
Repurchase Agreement, 1.00%
dated 3/31/2004 to be repurchased
at $24,030,668 on 4/1/2004 (fully
collateralized by $24,250,0000 of
various U.S. Government Agency Obligations,
value $	24,512,367)		24,030,000		24,030,000
U.S. Treasury Bills—10.6%
.90%, 4/22/2004			1,700,000	[c]	1,699,082
.90%, 5/06/2004			10,000,000		9,991,100
					11,690,182
Total Short-Term Investments
(cost $	35,720,311)				35,720,182

Investment of Cash Collateral
for Securities Loaned—24.7%			Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Money Market Fund
(cost $	27,114,831)		27,114,831	[d]	27,114,831

Total Investments (cost $		132,749,743)	124.3%		136,598,079
Liabilities, Less Cash and Receivables			(24.3%)		(26,691,071)
Net Assets			100.0%		109,907,008

a All or a portion of these securities are on loan.At March 31, 2004, the total market value of the portfolio’s securities on loan is $27,068,727 and the total market value of the collateral held by the portfolio is $27,895,919, consisting of cash collateral of $27,114,831, U.S. Government and agency securities valued at $566,272 and letters of credit valued at $214,816. b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2004, this security amounted to $270,644 or .2% of net assets. c face="serif">Partially held by a broker in a segregated account as collateral for open financial futures positions. d Investment in affiliatied money market mutual fund.

See notes to financial statements.

The Portfolios 17

STATEMENT OF FINANCIAL FUTURES
March 31, 2004 (Unaudited)
Income Portfolio
		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2004 ($)

Financial Futures Purchased
Standard & Poor’s 500	88	24,747,800	June 2004	(161,141)

See notes to financial statements.

STATEMENT OF INVESTMENTS
March 31, 2004 (Unaudited)
Growth and Income Portfolio
Common Stocks—47.7%	Shares	Value ($)

Alcohol & Tobacco—.7%
Altria Group	35,500	1,932,975
Consumer Cyclical—4.7%
AMR	28,900 [a,b]	367,897
Applebee’s International	16,700	690,545
AutoZone	5,900 [a]	507,223
Cendant	21,600	526,824
Coach	19,400 [a]	795,206
Federated Department Stores	21,600	1,167,480
GTECH	9,500	561,830
HONDA MOTOR, ADR	38,200	883,948
Home Depot	54,800	2,047,328
Jones Apparel Group	18,000	650,700
Lear	9,600	594,816
Liz Claiborne	18,800	689,772
Mattel	32,500	599,300
V. F.	20,900	976,030
Wal-Mart Stores	23,200	1,384,808
		12,443,707
Consumer Staples—2.9%
Bunge	19,200	772,224
Fortune Brands	15,600	1,195,428
Fresh Del Monte Produce	11,900	306,544
Kimberly-Clark	15,600	984,360
Pactiv	20,800 [a]	462,800
Procter & Gamble	22,900	2,401,752
Sara Lee	20,100	439,386
Unilever	14,600	1,013,824
		7,576,318
Energy—3.1%
Apache	20,800	897,936
ChevronTexaco	17,500	1,536,150
ConocoPhillips	16,400	1,144,884
Exxon Mobil	54,600	2,270,814
Occidental Petroleum	22,700	1,045,335

The Portfolios 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Questar	18,900	688,716
Sunoco	10,600	661,228
		8,245,063
Health Care—6.3%
Aetna	15,300	1,372,716
Amgen	11,900 [a]	692,223
Beckman Coulter	12,300	670,842
Becton, Dickinson & Co.	19,900	964,752
Cardinal Health	14,700	1,012,830
Hillenbrand Industries	7,000	475,230
Invitrogen	4,800 [a]	344,112
Johnson & Johnson	47,900	2,429,488
Pfizer	117,100	4,104,355
UnitedHealth Group	27,700	1,784,988
WellPoint Health Networks	9,000 [a]	1,023,480
Wyeth	44,500	1,670,975
		16,545,991
Interest Sensitive—11.6%
ACE	28,000	1,194,480
Bank of America	27,700	2,243,146
Bear Stearns	14,300	1,253,824
Citigroup	76,500	3,955,050
Countrywide Financial	9,000	863,100
Doral Financial	36,000	1,267,200
Everest Re Group	8,700	743,328
Fidelity National Financial	25,710	1,018,116
Franklin Resources	10,300	573,504
Freddie Mac	20,000	1,181,200
General Electric	31,100	949,172
Goldman Sachs Group	14,400	1,502,640
J.P. Morgan Chase & Co.	56,000	2,349,200
Lincoln National	15,900	752,388
MBIA	13,300	833,910
MBNA	43,900	1,212,957
Merrill Lynch & Co.	18,900	1,125,684

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
National City	33,500	1,191,930
North Fork Bancorporation	21,700	918,344
Prudential Financial	17,600	788,128
RenaissanceRe Holdings	21,800	1,133,600
Wachovia	36,600	1,720,200
Willis Group	20,000	744,000
W. R. Berkley	25,800	1,028,904
		30,544,005
Producer Goods & Services—5.0%
American Power Conversion	35,100	807,651
Black & Decker	10,800	614,952
Briggs & Stratton	8,300	560,001
Companhia Vale do Rio Doce, ADR	6,900	378,810
Cooper Industries, Cl. A	14,600	834,828
Dow Chemical	24,700	994,916
Engelhard	25,900	774,151
General Dynamics	11,000	982,630
ITT Industries	7,500	572,475
L-3 Communications Holdings	10,000	594,800
NVR	1,400 [a,b]	644,000
Overseas Shipholding Group	18,300	667,950
Praxair	12,200	452,864
Precision Castparts	14,200	625,226
RPM International	33,100	547,474
Rockwell Automation	25,300	877,151
Stanley Works	15,300	653,004
3M	18,800	1,539,156
		13,122,039
Services—3.4%
Computer Sciences	14,400 [a]	580,752
Convergys	32,700 [a]	497,040
Dun & Bradstreet	10,500 [a]	561,750
Equifax	14,800	382,136
First Data	16,800	708,288
Fox Entertainment Group, Cl. A	26,500 [a]	718,150

The Portfolios 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Services (continued)
IAC/InterActiveCorp	17,300 [a,b]	546,507
McGraw-Hill Cos.	4,900	373,086
Omnicom Group	6,800	545,700
Rent-A-Center	18,500 [a]	610,315
Time Warner	96,600 [a]	1,628,676
Tribune	12,000	605,280
Viacom, Cl. B	27,500	1,078,275
		8,835,955
Technology—8.0%
Amkor Technology	20,900	305,767
Analog Devices	18,800	902,588
Applied Materials	46,000 [a]	983,480
Cisco Systems	113,600 [a]	2,671,872
Corning	47,500 [a]	531,050
Cypress Semiconductor	30,800 [a]	630,476
Dell	17,700 [a]	595,074
EMC	54,700 [a]	744,467
Foundry Networks	16,600 [a]	285,022
Intel	91,000	2,475,200
Intuit	7,200 [a]	323,136
Lexmark International	6,900 [a]	634,800
Linear Technology	10,300	381,306
Microsoft	164,300	4,102,571
National Semiconductor	16,500 [a]	733,095
Oracle	115,100 [a]	1,382,351
QLogic	12,700 [a]	419,227
QUALCOMM	15,600 [b]	1,036,152
SanDisk	22,000 [a]	624,140
Sanmina-SCI	37,400 [a]	411,774
Symantec	15,900 [a]	736,170
		20,909,718
Utilities—2.0%
AT&T	41,400	810,198
Entergy	11,500	684,250
Exelon	11,200	771,344

Growth and Income Portfolio (continued)
Common Stocks (continued)		Shares		Value ($)

Utilities (continued)
Public Service Enterprise Group		9,000		422,820
Southern		25,100		765,550
Verizon Communications		48,200		1,761,228
				5,215,390
Total Common Stocks
(cost $	101,270,654)			125,371,161

		Principal
Bonds and Notes—35.3%		Amount ($)		Value ($)

Finance—8.4%
Allstate, Sr. Notes,
7.20%, 2009		260,000	[b]	311,164
American General Finance, Notes,
5.875%, 2006		650,000		704,257
American International Group, Notes,
4.50%, 2013		100,000	[c]	98,468
Anadarko Finance, Gtd. Notes,
6.75%, 2011		250,000		292,037
Anthem, Bonds,
6.80%, 2012		330,000		383,202
Asian Development Bank, Sr. Unsub. Notes,
4.50%, 2012		250,000		261,962
BB&T, Sub. Notes,
4.75%, 2012		150,000		154,642
Bank of America, Sub. Notes,
7.80%, 2010		500,000		607,815
Bank of New York, Sr. Notes,
5.20%, 2007		500,000		544,093
Bank One, Sub. Notes,
5.90%, 2011		485,000		542,442
Bayerische Landesbank, Sub. Notes,
5.875%, 2008		435,000	[b]	485,518
Bear Stearns, Sr. Notes,
7%, 2007		225,000		253,181
CIT Group, Sr. Notes,
7.75%, 2012		165,000		199,597
CITIGROUP, Sub. Notes,
7.25%, 2010		225,000		268,322

The Portfolios 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Finance (continued)
Canadian Government, Bonds,
5.25%, 2008	200,000	[b]	221,107
Chile (Republic Of), Bonds,
5.50%, 2013	125,000		132,412
Clear Channel Communications,
Sr. Notes, 4.625%, 2008	500,000		524,215
Credit Suisse First Boston USA,
Notes, 5.875%, 2006	600,000		650,102
EOP Operating, Sr. Notes,
6.75%, 2008	300,000		339,094
European Investment Bank, Notes,
4.625%, 2007	650,000		697,382
Fleet National Bank, Sub. Notes,
5.75%, 2009	425,000		469,479
Ford Motor Credit, Bonds,
7.375%, 2011	550,000		600,618
General Electric Capital, Notes:
3.50%, 2008	475,000	[b]	485,533
7.375%, 2010	200,000		240,135
General Motors Acceptance Corp.,
Notes, 6.75%, 2006	930,000		994,409
Goldman Sachs Group,
Bonds, 5.15%, 2014	250,000		257,216
Notes, 6.60%, 2012	150,000		172,176
Hellenic Republic, Notes,
6.95%, 2008	215,000	[b]	246,983
Household Finance, Notes,
8%, 2010	250,000		306,648
Inter-American Development Bank, Bonds,
5.75%, 2008	500,000		559,036
International Bank for Reconstruction
& Development, Notes,
5%, 2006	500,000		532,776
Italy (Republic Of), Sr. Unsub. Notes,
5.625%, 2012	325,000		363,038
KFW International Finance, Bank Gtd. Notes,
4.75%, 2007	375,000	[b]	402,642
Kingdom of Spain, Notes,
7%, 2005	1,000,000		1,070,759

Growth and Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Finance (continued)
Lehman Brothers Holdings, Notes,
6.625%, 2012	100,000		115,746
MBNA America Bank, Sr. Notes,
7.75%, 2005	500,000	[c]	541,289
Merrill Lynch & Co., Notes,
6%, 2009	500,000	[b]	558,731
MetLife, Sr. Notes,
6.125%, 2011	190,000		214,615
Morgan Stanley Dean Witter,
Notes, 6.60%, 2012	100,000		115,155
Unsub. Notes, 6.10%, 2006	900,000		973,827
Ontario (Province Of), Sr. Unsub. Notes,
Notes, 4.375%, 2013	165,000	[b]	169,708
Sr. Unsub. Notes, 5.50%, 2008	200,000		221,286
Pemex Finance, Notes,
9.03%, 2011	325,000		397,477
Quebec Province, Sr. Unsub. Notes,
5.75%, 2009	150,000		167,509
Royal Bank of Scotland Group,
Sub. Notes, 6.375%, 2011	100,000	[b]	114,122
SLM, Notes,
3.625%, 2008	450,000	[b]	461,415
Simon Property Group, Notes,
6.375%, 2007	485,000		545,607
US Bank NA Minnesota, Sub. Notes,
6.375%, 2011	340,000		390,892
United Mexican States, Notes,
9.875%, 2010	300,000		386,550
Verizon Global Funding, Notes,
7.25%, 2010	530,000		625,500
Wachovia Bank, Sub. Notes,
7.80%, 2010	275,000		339,402
Washington Mutual, Notes,
7.50%, 2006	550,000		616,562
Wells Fargo & Co.,
Notes, 6.125%, 2012	195,000		219,844
Sub. Notes, 6.375%, 2011	500,000		572,803
			22,120,500

The Portfolios 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Industrial—5.6%
Albertson’s, Sr. Notes,
7.50%, 2011	100,000	[b]	117,521
Alcoa, Notes,
7.375%, 2010	400,000		481,025
Bristol-Myers Squibb, Notes,
5.75%, 2011	350,000		385,353
CITIGROUP, Notes,
5%, 2007	550,000		590,586
Centex, Sr. Notes,
5.125%, 2013	150,000		152,707
ChevronTexaco Capital, Gtd. Notes,
3.375%, 2008	440,000		451,083
Comcast Cable Communications,
Sr. Notes, 6.75%, 2011	300,000		341,141
Coors Brewing, Gtd. Notes,
6.375%, 2012	170,000		191,636
DaimlerChrysler, Notes,
6.40%, 2006	1,000,000	[b]	1,076,541
duPont (EI) deNemours, Notes,
4.75%, 2012	150,000	[b]	156,731
ERP Operating Limited, Notes,
6.625%, 2012	170,000		194,059
Federated Department Stores, Sr. Notes,
6.625%, 2011	260,000		298,771
General Electric, Notes,
5%, 2013	160,000		167,831
General Mills, Notes,
6%, 2012	160,000		176,977
General Motors, Notes,
7.20%, 2011	300,000	[b]	329,225
Gillette, Notes,
4%, 2005	1,000,000		1,030,735
Hewlett-Packard, Notes,
3.625%, 2008	400,000	[b]	409,220
International Business Machines, Notes,
4.25%, 2009	350,000		366,977
International Paper, Notes,
6.75%, 2011	100,000		113,887

Growth and Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Industrial (continued)
John Deere Capital, Notes,
7%, 2012	200,000		237,132
KFW International Finance,
Bank Gtd. Notes, 5.25%, 2006	200,000		215,366
KOHLS, Notes,
6.30%, 2011	135,000		152,939
Kellogg, Notes,
6%, 2006	500,000		538,546
KeySpan, Notes,
7.625%, 2010	185,000		224,989
Kinder Morgan Energy Partners,
Notes, 7.125%, 2012	275,000	[b]	321,933
Kraft Foods, Notes,
4.625%, 2006	500,000		528,096
Kroger, Gtd. Notes,
8.05%, 2010	125,000		150,944
Lockheed Martin, Notes,
8.20%, 2009	325,000		402,314
MidAmerican Energy Holdings,
Sr. Notes, 3.50%, 2008	525,000		525,365
PHH, Notes,
7.125%, 2013	250,000	[b]	288,004
Phillips Petroleum, Notes,
8.75%, 2010	375,000		477,522
Potash, Notes,
7.75%, 2011	125,000		151,225
Public Service Company of Colorado,
Collateral Trust, 4.875%, 2013	200,000		206,634
Raytheon, Notes,
5.50%, 2012	325,000		345,295
SBC Communications, Notes,
5.75%, 2006	600,000	[b]	645,956
Sara Lee, Notes,
6.25%, 2011	175,000		199,464
Target, Notes,
4%, 2013	125,000		121,568
Time Warner, Notes,
8.18%, 2007	400,000		466,801

The Portfolios 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Industrial (continued)
Valero Energy, Notes,
6.125%, 2007	250,000		275,050
Viacom, Gtd. Notes,
7.70%, 2010	300,000		363,150
Wal-Mart Stores, Sr. Notes,
6.875%, 2009	130,000		152,739
Weyerhaeuser, Notes,
6.125%, 2007	600,000		656,849
			14,679,887
Transportation—.2%
Norfolk Southern, Sr. Notes,
8.625%, 2010	275,000		340,152
Union Pacific, Notes,
6.50%, 2012	250,000		286,285
			626,437
Utilities—1.3%
AT&T Wireless Services, Sr. Notes,
7.875%, 2011	440,000		525,579
British Telecom, Notes,
8.375%, 2010	125,000		154,716
Cincinnati Gas & Electric, Notes,
5.70%, 2012	150,000		162,044
Dominion Resources, Sr. Notes,
8.125%, 2010	100,000		121,904
Duke Energy, Sr. Notes,
5.625%, 2012	125,000		133,052
France Telecom, Notes,
8.20%, 2006	340,000		375,935
Motorola, Notes,
7.625%, 2010	87,000		101,392
Niagara Mohawk Power, Sr. Notes,
7.75%, 2008	400,000		469,670
PPL Electric Utilities, Scd. Bonds,
6.25%, 2009	100,000		112,961
Sprint Capital, Notes,
8.375%, 2012	190,000	[b]	231,764
Telecom Italia Capital, Gtd. Notes,
5.25%, 2013	120,000	[c]	124,028

Growth and Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Utilities (continued)
Telefonica Europe, Gtd. Notes,
7.75%, 2010	250,000		302,392
United Technologies, Notes,
7.125%, 2010	200,000		238,960
Virginia Electric & Power, Sr. Notes,
4.75%, 2013	150,000		152,072
Wisconsin Energy, Sr. Notes,
6.50%, 2011	175,000		198,717
			3,405,186
U.S. Government & Agencies—19.8%
Federal Home Loan Bank, Bonds:
3.25%, 8/15/2005	1,615,000		1,654,891
5.125%, 3/06/2006	1,000,000		1,065,210
2.75%, 3/14/2008	250,000		251,499
5.75%, 5/15/2012	845,000	[b]	949,543
3.875%, 6/14/2013	475,000		467,503
Federal Home Loan Mortgage Corp., Notes:
5.25%, 1/15/2006	730,000		776,285
2.875%, 12/15/2006	800,000		816,190
5.75%, 4/15/2008	625,000	[b]	697,466
5.125%, 10/15/2008	1,200,000		1,313,004
5.75%, 3/15/2009	500,000	[b]	561,680
7%, 3/15/2010	240,000		285,953
6.875%, 9/15/2010	385,000		457,939
5.125%, 7/15/2012	840,000		906,226
Federal National Mortgage Association, Notes:
7%, 7/15/2005	1,450,000		1,556,114
5.50%, 5/2/2006	900,000		967,483
7.125%, 3/15/2007	1,750,000		1,994,106
4.25%, 7/15/2007	490,000	[b]	518,527
5.75%, 2/15/2008	350,000		389,384
6%, 5/15/2008	400,000		450,146
7.25%, 1/15/2010	1,150,000		1,384,227
6.125%, 3/15/2012	995,000		1,141,893
U.S. Treasury Bonds:
10.75%, 8/15/2005	2,305,000		2,601,861
5.50%, 2/15/2008	1,025,000	[b]	1,144,351
10%, 5/15/2010	500,000		548,495

The Portfolios 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

U.S. Government & Agencies (continued)
U.S. Treasury Notes:
1.625%, 4/30/2005	1,335,000	[b]	1,341,822
6.75%, 5/15/2005	1,865,000	[b]	1,980,611
6.50%, 8/15/2005	75,000	[b]	80,349
5.75%, 11/15/2005	1,200,000	[b]	1,283,952
1.875%, 12/31/2005	2,200,000	[b]	2,216,060
5.625%, 2/15/2006	1,150,000	[b]	1,237,952
7%, 7/15/2006	1,195,000	[b]	1,337,086
6.50%, 10/15/2006	1,350,000	[b]	1,506,830
3.50%, 11/15/2006	1,765,000	[b]	1,840,207
6.25%, 2/15/2007	795,000	[b]	890,519
6.625%, 5/15/2007	1,000,000	[b]	1,138,160
6.125%, 8/15/2007	815,000	[b]	920,054
3%, 2/15/2008	200,000	[b]	204,758
2.625%, 5/15/2008	725,000	[b]	729,640
5.625%, 5/15/2008	1,730,000	[b]	1,943,949
4.75%, 11/15/2008	2,320,000	[b]	2,531,050
6.50%, 2/15/2010	1,525,000	[b]	1,808,436
5.75%, 8/15/2010	450,000		516,793
5%, 8/15/2011	625,000	[b]	688,887
4.875%, 2/15/2012	1,210,000	[b]	1,321,211
4.375%, 8/15/2012	1,080,000	[b]	1,138,641
3.875%, 2/15/2013	840,000	[b]	851,682
3.625%, 5/15/2013	465,000	[b]	462,163
4.25%, 8/15/2013	650,000	[b]	673,766
4.25%, 11/15/2013	440,000	[b]	455,277
			51,999,831
Total Bonds and Notes
(cost $87,748,292)			92,831,841

Growth and Income Portfolio (continued)
			Principal
Short-Term Investments—17.3%			Amount ($)		Value ($)

Repurchase Agreements—13.6%
Greenwich Capital Markets, Repurchase Agreement,
1%, dated 3/31/2004 to be repurchased at
$35,770,994 on 4/1/2004 (fully collateralized by
$36,030,000 of various U.S. Government
Agency Obligations, value $		36,489,660)	35,770,000		35,770,000
U.S. Treasury Bills—3.7%
.87%, 4/1/2004			4,300,000	[d]	4,300,000
.91%, 6/17/2004			1,000,000		998,070
.93%, 7/1/2004			4,300,000		4,290,067
					9,588,137
Total Short-Term Investments
(cost $	45,357,924)				45,358,137

Investment of Cash Collateral
for Securities Loaned—15.7%			Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Money Market Fund
(cost $	41,078,927)		41,078,927	[e]	41,078,927

Total Investments (cost $		275,455,797)	116.0%		304,640,066
Liabilities, Less Cash and Receivables			(16.0%)		(41,994,332)
Net Assets			100.0%		262,645,734

a Non-income producing. b All or a portion of these securities are on loan.At March 31, 2004, the total market value of the portfolio’s securities on loan is $40,768,216 and the total market value of the collateral held by the portfolio is $41,997,788, consisting of cash collateral of $41,078,927 and U.S. Government and agency securities valued at $918,861. c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2004, these securities amounted to $763,785 or .3% of net assets. d Partially held by a broker in a segregated account as collateral for open financial futures positions. face="serif">e Investment in affiliated money market mutual fund.

See notes to financial statements.

The Portfolios 31

STATEMENT OF FINANCIAL FUTURES O I N V E S T M E T S ( n a u d i t e
March 31, 2004 (Unaudited)
Growth and Income Portfolio
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2004 ($)

Financial Futures Purchased:
DJ EURO STOXX 50	145	4,903,050	June 2004	30,877
Deutsche Akteinindex	2	238,563	June 2004	3,177
Financial Times	45	3,647,839	June 2004	(29,013)
Hang Seng	3	242,435	April 2004	(1,136)
Russell 2000	107	31,597,100	June 2004	680,062
S&P ASX 200 Index	11	720,047	June 2004	1,139
TOPIX	25	2,825,015	June 2004	118,007
				803,113

See notes to financial statements.

STATEMENT OF INVESTMENTS
March 31, 2004 (Unaudited)
Growth Portfolio
Common Stocks—60.8%	Shares	Value ($)

Alcohol & Tobacco—.9%
Altria Group	15,300	833,085
Consumer Cyclical—6.0%
AMR	12,400 [a,b]	157,852
Applebee’s International	7,200	297,720
AutoZone	2,600 [a]	223,522
Cendant	9,400	229,266
Coach	8,400 [a]	344,316
Federated Department Stores	9,000	486,450
GTECH Holdings	4,200	248,388
HONDA MOTOR, ADR	16,400	379,496
Home Depot	23,700	885,432
Jones Apparel Group	7,700	278,355
Lear	4,200	260,232
Liz Claiborne	8,100	297,189
Mattel	14,000	258,160
V.F.	9,000	420,300
Wal-Mart Stores	9,900	590,931
		5,357,609
Consumer Staples—3.7%
Bunge	8,300	333,826
Fortune Brands	6,700	513,421
Fresh Del Monte Produce	5,200	133,952
Kimberly-Clark	6,800	429,080
Pactiv	9,000 [a]	200,250
Procter & Gamble	9,800	1,027,824
Sara Lee	8,600	187,996
Unilever NV	6,300	437,472
		3,263,821
Energy—4.0%
Apache	8,900	384,213
ChevronTexaco	7,500	658,350
ConocoPhillips	7,100	495,651
Exxon Mobil	23,500	977,365
Occidental Petroleum	9,800	451,290

The Portfolios 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Questar	8,200	298,808
Sunoco	4,600	286,948
		3,552,625
Health Care—8.0%
Aetna	6,600	592,152
Amgen	5,200 [a]	302,484
Beckman Coulter	5,300	289,062
Becton, Dickinson & Co.	8,500	412,080
Cardinal Health	6,300	434,070
Hillenbrand Industries	3,000	203,670
Invitrogen	2,000 [a]	143,380
Johnson & Johnson	20,700	1,049,904
Pfizer	50,400	1,766,520
UnitedHealth Group	12,000	773,280
WellPoint Health Networks	3,900 [a]	443,508
Wyeth	19,200	720,960
		7,131,070
Interest Sensitive—14.8%
ACE	12,100	516,186
Bank of America	12,000	971,760
Bear Stearns	6,100	534,848
Citigroup	33,000	1,706,100
Countrywide Financial	3,900	374,010
Doral Financial	15,500	545,600
Everest Re Group	3,800	324,672
Fidelity National Financial	11,090	439,164
Franklin Resources	4,500	250,560
Freddie Mac	8,600	507,916
General Electric	13,400	408,968
Goldman Sachs Group	6,200	646,970
J.P. Morgan Chase & Co.	24,200	1,015,190
Lincoln National	6,900	326,508
MBIA	5,800	363,660
MBNA	19,000	524,970
Merrill Lynch & Co.	8,200	488,392
National City	14,400	512,352

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
North Fork Bancorporation	9,400	397,808
Prudential Financial	7,500	335,850
RenaissanceRe Holdings	9,400	488,800
Wachovia	15,800	742,600
Willis Group Holdings	8,600	319,920
W.R. Berkley	11,100	442,668
		13,185,472
Producer Goods & Services—6.4%
American Power Conversion	15,100	347,451
Black & Decker	4,600	261,924
Briggs & Stratton	3,500	236,145
Companhia Vale do Rio Doce, ADR	3,000 [a]	164,700
Cooper Industries, Cl. A	6,300	360,234
Dow Chemical	10,700	430,996
Engelhard	11,100	331,779
General Dynamics	4,700	419,851
ITT Industries	3,300	251,889
L-3 Communications Holdings	4,300	255,764
NVR	600 [a,b]	276,000
Overseas Shipholding Group	7,900	288,350
Praxair	5,400	200,448
Precision Castparts	6,100	268,583
RPM International	14,300	236,522
Rockwell Automation	10,900	377,903
Stanley Works	6,600	281,688
3M	8,100	663,147
		5,653,374
Services—4.3%
Computer Sciences	6,200 [a]	250,046
Convergys	14,100 [a]	214,320
Dun & Bradstreet	4,600 [a]	246,100
Equifax	6,400	165,248
First Data	7,200	303,552
Fox Entertainment Group, Cl. A	11,400 [a]	308,940
IAC/InterActiveCorp	7,500 [a,b]	236,925
McGraw-Hill Cos.	2,100	159,894

The Portfolios 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Services (continued)
Omnicom Group	2,900	232,725
Rent-A-Center	7,900 [a]	260,621
Time Warner	40,300 [a]	679,458
Tribune	5,200	262,288
Viacom, Cl. A	11,900	466,599
		3,786,716
Technology—10.2%
Amkor Technology	9,000 [a]	131,670
Analog Devices	8,200	393,682
Applied Materials	19,900 [a]	425,462
Cisco Systems	49,000 [a]	1,152,480
Corning	20,500 [a]	229,190
Cypress Semiconductor	13,300 [a]	272,251
Dell	7,600 [a]	255,512
EMC	23,600 [a]	321,196
Foundry Networks	7,200 [a]	123,624
Intel	39,200	1,066,240
Intuit	3,300 [a]	148,104
Lexmark International	3,000 [a]	276,000
Linear Technology	4,500	166,590
Microsoft	70,900	1,770,373
National Semiconductor	7,200 [a]	319,896
Oracle	49,500 [a]	594,495
QLogic	5,500 [a]	181,555
QUALCOMM	6,700	445,014
SanDisk	9,500 [a]	269,515
Sanmina-SCI	16,200 [a]	178,362
Symantec	6,900 [a]	319,470
		9,040,681
Utilities—2.5%
AT&T	17,800	348,346
Entergy	5,000	297,500
Exelon	4,800	330,576
Public Service Enterprise Group	3,900	183,222
Southern	10,900	332,450

36

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Verizon Communications	20,800	760,032
		2,252,126
Total Common Stocks
(cost $43,988,260)		54,056,579

		Principal
Short-Term Investments—38.9%		Amount ($)		Value ($)

Repurchase Agreements—16.8%
Greenwich Capital Markets, Repurchase Agreement,
1.00%, dated 3/31/2004 to be repurchased
at	$14,950,415 on 4/1/2004 (fully collateralized by
$14,240,000 of various U.S. Government
Agency Obligations, value $	15,253,166)	14,950,000		14,950,000
U.S. Treasury Bills—22.1%
.89%, 4/8/2004		200,000	[c]	199,964
.90%, 4/22/2004		2,500,000		2,498,650
.90%, 5/06/2004		17,000,000		16,984,870
				19,683,484
Total Short-Term Investments
(cost $34,633,699)				34,633,484

Investment of Cash Collateral
for Securities Loaned—.7%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Money Market Fund
(cost $	636,700)		636,700 [d]	636,700

Total Investments (cost $		79,258,659)	100.4%	89,326,763
Liabilities, Less Cash and Receivables			(.4)%	(348,881)
Net Assets			100.0%	88,977,882

a Non-income producing. b All or a portion of these securities are on loan.At March 31, 2004, the total market value of the portfolio’s securities on loan is $624,777 and the total market value of the collateral held by the portfolio is $636,700. c Partially held by a broker in a segregated account as collateral for open financial futures positions. face="serif">d Investment in affiliated money market mutual fund.

See notes to financial statements.

The Portfolios 37

STATEMENT OF FINANCIAL FUTURES

March 31, 2004 (Unaudited)

Growth Portfolio
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2004 ($)

Financial Futures Purchased:
DJ Euro Stoxx 50	112	3,787,184	June 2004	23,714
Deutsche Akteinindex	3	357,845	June 2004	2,630
Financial Times	37	2,999,334	June 2004	(23,959)
Hang Seng	2	161,624	April 2004	(757)
Russell 2000	49	14,469,700	June 2004	299,559
S&P ASX 200 Index	9	589,129	June 2004	894
Standard & Poor’s 500	29	8,155,525	June 2004	143,143
TOPIX	21	2,373,012	June 2004	98,876
				544,100

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004 (Unaudited)

			Growth and
		Income	Income	Growth
		Portfolio	Portfolio	Portfolio

Assets ($):
Investments in securities—
See Statement of Investments†—
Note 2(c) (including securities
on loan	and Repurchase Agreements
of	$24,030,000, $35,770,000 and
$14,950,000 for the Income Portfolio,
the Growth and Income Portfolio and
the Growth Portfolio, respectively):
	Unaffiliated issuers	109,483,248	263,561,139	88,690,063
	Affiliated issuers	27,114,831	41,078,927	636,700
Cash		15,903	86,177	25,158
Interest receivable		1,003,886	1,161,600	471
Receivable for shares of
Common Stock subscribed		1,860	27,701	2,557
Receivable for futures
variation margin—Note 5		—	569,184	359,355
Dividends receivable		—	152,052	58,532
Prepaid expenses		15,699	13,533	7,326
		137,635,427	306,650,313	89,780,162

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 4(a)		65,917	252,765	71,943
Liability for securities on loan—Note 2(c)		27,114,831	41,078,927	636,700
Payable for investment securities purchased		—	1,993,415	—
Payable for shares of Common Stock redeemed		476,346	499,232	41,478
Payable for futures variation margin—Note 5		26,400	—	—
Accrued expenses		44,925	180,240	52,159
		27,728,419	44,004,579	802,280

Net Assets (	$)	109,907,008	262,645,734	88,977,882

The Portfolios 39

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)

			Growth and
		Income	Income	Growth
		Portfolio	Portfolio	Portfolio

Composition of Net Assets ($):
Paid-in capital		108,676,255	268,951,908	100,797,062
Accumulated undistributed
investment income—net		170,243	661,055	188,526
Accumulated net realized
gain (loss) on investments		(2,626,685)	(36,954,612)	(22,619,910)
Accumulated net unrealized appreciation
(depreciation) on investments [including
	($161,141) net unrealized (depreciation)
on financial futures for the Income Portfolio]		3,687,195	—	—
Accumulated net unrealized appreciation
(depreciation) on investments and
foreign currency transactions
(including $803,113 and $	544,100
net unrealized appreciation on financial
futures for the Growth and Income Portfolio
and the Growth Portfolio, respectively)		—	29,987,383	10,612,204

Net Assets ($)		109,907,008	262,645,734	88,977,882
			Growth and
		Income	Income	Growth
Net Asset Value Per Share		Portfolio	Portfolio	Portfolio

Restricted Class Shares
Net Assets ($)		95,949,574	201,807,044	74,386,958
Shares Outstanding		7,416,794	13,190,481	5,374,920

Net Asset Value Per Share ($)		12.94	15.30	13.84

Investor Class Shares
Net Assets ($)		13,957,434	60,838,690	14,590,924
Shares Outstanding		1,082,157	3,782,085	1,051,037

Net Asset Value Per Share ($)		12.90	16.09	13.88

† Investments at cost ($):
Unaffiliated issuers		105,634,912	234,376,870	78,621,959
Affiliated issuers		27,114,831	41,078,927	636,700
Value of securities on loan (	$)	27,068,727	40,768,216	624,777

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (Unaudited)
			Growth and
		Income	Income	Growth
		Portfolio	Portfolio	Portfolio

Investment Income ( $):
Income:
Interest		1,912,656	2,937,172	182,650
Cash dividends (net of $1,745 and $	613
foreign taxes withheld at source for
the Growth and Income Portfolio and
the Growth Portfolio, respectively)		—	1,241,894	454,989
Income from securities lending		7,368	15,245	332
Total Income		1,920,024	4,194,311	637,971
Expenses—Note 2(e):
Investment advisory fee—Note 4(a)		341,774	1,264,320	355,481
Shareholder servicing costs—Note 4(b)		56,630	347,862	44,921
Professional fees		18,328	23,058	16,405
Registration fees		12,797	12,865	16,384
Custodian fees—Note 4(b)		5,527	18,076	7,644
Prospectus and shareholders’ reports		2,574	3,830	1,875
Directors’ fees and expenses—Note 4(c)		2,512	5,068	698
Loan commitment fees—Note 3		617	2,033	476
Miscellaneous		10,039	8,574	1,808
Total Expenses		450,798	1,685,686	445,692
Investment Income—Net		1,469,226	2,508,625	192,279

The Portfolios 41

STATEMENT OF OPERATIONS (Unaudited) (continued)

			Growth and
		Income	Income	Growth
		Portfolio	Portfolio	Portfolio

Realized and Unrealized Gain
(Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments		720,779	10,168,066	2,184,742
Net realized gain (loss) on financial futures		2,822,448	6,894,001	3,291,912
Net Realized Gain (Loss)		3,543,227	17,062,067	5,476,654
Net unrealized appreciation (depreciation)
on investments (including $	287,343
net unrealized appreciation on financial
futures for the Income Portfolio)		(190,320)	—	—
Net unrealized appreciation (depreciation)
on investments and foreign currency
transactions (including $	3,631,422
and $	1,801,234 net unrealized
appreciation on financial futures for the
Growth and Income Portfolio and the
Growth Portfolio, respectively)		—	11,989,161	6,299,221
Net Realized and Unrealized Gain
(Loss) on Investments		3,352,907	29,051,228	11,775,875
Net Increase in Net Assets
Resulting from Operations		4,822,133	31,559,853	11,968,154

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004	Year Ended
Income Portfolio	(Unaudited)	September 30, 2003

Operations ($):
Investment income—net	1,469,226	3,058,222
Net realized gain (loss) on investments	3,543,227	4,018,898
Net unrealized appreciation
(depreciation) on investments	(190,320)	1,272,531
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,822,133	8,349,651

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(3,153,119)	(2,706,471)
Investor Class shares	(594,879)	(492,830)
Total Dividends	(3,747,998)	(3,199,301)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	7,296,079	14,488,052
Investor Class shares	2,367,420	4,864,119
Dividends reinvested:
Restricted Class shares	3,143,425	2,690,347
Investor Class shares	582,490	479,016
Cost of shares redeemed:
Restricted Class shares	(8,293,892)	(10,526,761)
Investor Class shares	(8,756,671)	(3,895,400)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(3,661,149)	8,099,373
Total Increase (Decrease) in Net Assets	(2,587,014)	13,249,723

Net Assets ($):
Beginning of Period	112,494,022	99,244,299
End of Period	109,907,008	112,494,022
Undistributed investment income—net	170,243	2,449,015

The Portfolios 43

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2004	Year Ended
Income Portfolio (continued)	(Unaudited)	September 30, 2003

Capital Share Transactions:
Restricted Class Shares
Shares sold	570,207	1,169,716
Shares issued for dividends reinvested	250,672	223,080
Shares redeemed	(645,645)	(848,811)
Net Increase (Decrease) in Shares Outstanding	175,234	543,985

Investor Class Shares
Shares sold	185,068	392,839
Shares issued for dividends reinvested	46,488	39,719
Shares redeemed	(681,820)	(314,946)
Net Increase (Decrease) in Shares Outstanding	(450,264)	117,612

See notes to financial statements

	Six Months Ended
Growth and	March 31, 2004	Year Ended
Income Portfolio	(Unaudited)	September 30, 2003

Operations ($):
Investment income—net	2,508,625	5,285,172
Net realized gain (loss) on investments	17,062,067	2,124,575
Net unrealized appreciation
(depreciation) on investments	11,989,161	38,037,548
Net Increase (Decrease) in Net Assets
Resulting from Operations	31,559,853	45,447,295

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(3,988,464)	(4,884,507)
Investor Class shares	(2,314,150)	(2,812,954)
Total Dividends	(6,302,614)	(7,697,461)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	20,243,038	17,138,565
Investor Class shares	4,761,992	10,789,175
Dividends reinvested:
Restricted Class shares	3,979,941	4,877,072
Investor Class shares	2,282,616	2,769,722
Cost of shares redeemed:
Restricted Class shares	(25,146,461)	(26,159,272)
Investor Class shares	(92,817,379)	(23,810,908)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(86,696,253)	(14,395,646)
Total Increase (Decrease) in Net Assets	(61,439,014)	23,354,188

Net Assets ($):
Beginning of Period	324,084,748	300,730,560
End of Period	262,645,734	324,084,748
Undistributed investment income—net	661,055	4,455,044

The Portfolios 45

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
Growth and	March 31, 2004	Year Ended
Income Portfolio (continued)	(Unaudited)	September 30, 2003

Capital Share Transactions:
Restricted Class Shares
Shares sold	1,357,317	1,301,625
Shares issued for dividends reinvested	272,973	379,244
Shares redeemed	(1,690,760)	(2,008,239)
Net Increase (Decrease) in Shares Outstanding	(60,470)	(327,370)

Investor Class Shares
Shares sold	303,751	768,630
Shares issued for dividends reinvested	148,705	204,710
Shares redeemed	(5,857,966)	(1,731,799)
Net Increase (Decrease) in Shares Outstanding	(5,405,510)	(758,459)

See notes to financial statements.

	Six Months Ended
	March 31, 2004	Year Ended
Growth Portfolio	(Unaudited)	September 30, 2003

Operations ($):
Investment income—net	192,279	360,735
Net realized gain (loss) on investments	5,476,654	1,098,815
Net unrealized appreciation
(depreciation) on investments	6,299,221	12,916,962
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,968,154	14,376,512

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(381,433)	(304,550)
Investor Class shares	(60,538)	(5,156)
Total Dividends	(441,971)	(309,706)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	12,034,512	13,416,126
Investor Class shares	3,955,267	5,475,372
Dividends reinvested:
Restricted Class shares	377,897	301,672
Investor Class shares	60,492	5,153
Cost of shares redeemed:
Restricted Class shares	(9,168,457)	(10,535,137)
Investor Class shares	(14,491,109)	(4,234,085)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(7,231,398)	4,429,101
Total Increase (Decrease) in Net Assets	4,294,785	18,495,907

Net Assets ($):
Beginning of Period	84,683,097	66,187,190
End of Period	88,977,882	84,683,097
Undistributed investment income—net	188,526	438,218

The Portfolios 47

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2004	Year Ended
Growth Portfolio (continued)	(Unaudited)	September 30, 2003

Capital Share Transactions:
Restricted Class Shares
Shares sold	899,316	1,203,342
Shares issued for dividends reinvested	28,869	27,753
Shares redeemed	(694,217)	(975,372)
Net Increase (Decrease) in Shares Outstanding	233,968	255,723

Investor Class Shares
Shares sold	296,188	491,401
Shares issued for dividends reinvested	4,600	471
Shares redeemed	(1,073,391)	(383,381)
Net Increase (Decrease) in Shares Outstanding	(772,603)	108,491

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single portfolio share.Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolios’ financial statements.

	Six Months Ended		Restricted Class Shares

Income	March 31, 2004		Year Ended September 30,

Portfolio	(Unaudited)	2003	2002[a]	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	12.83	12.24	12.99	13.41	13.55	13.78
Investment Operations:
Investment income—net[b]	.17	.37	.41	.73	.74	.65
Net realized and unrealized
gain (loss) on investments	.39	.62	(.43)	(.45)	.13	.11
Total from Investment Operations	.56	.99	(.02)	.28	.87	.76
Distributions:
Dividends from investment
income—net	(.45)	(.40)	(.73)	(.70)	(.63)	(.66)
Dividends from net realized
gain on investments	—	—	—	—	(.38)	(.33)
Total Distributions	(.45)	(.40)	(.73)	(.70)	(1.01)	(.99)
Net asset value, end of period	12.94	12.83	12.24	12.99	13.41	13.55

Total Return (%)	4.44[c]	8.27	(.26)	2.23	6.74	5.66

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.36[c]	.71	.72	.74	.76	.79
Ratio of net investment income
to average net assets	1.33[c]	2.96	3.31	5.62	5.64	4.84
Portfolio Turnover Rate	19.79[c]	37.88	49.90	43.15	41.96	158.10

Net Assets, end of period
($ x 1,000)	95,950	92,924	82,003	71,929	56,461	45,221

a As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.06, increase net realized and unrealized gain (loss) on investments per share by $.06 and decrease the ratio of net investment income to average net assets from 3.75% to 3.31%. Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation. b Based on average shares outstanding at each month end. c Not annualized.

See notes to financial statements.

The Portfolios 49

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Investor		Class Shares

Income	March 31, 2004		Year Ended September 30,

Portfolio (continued)	(Unaudited)	2003	2002[a]	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	12.77	12.19	12.95	13.37	13.53	13.74
Investment Operations:
Investment income—net[b]	.15	.31	.37	.70	.70	.60
Net realized and unrealized
gain (loss) on investments	.37	.62	(.44)	(.45)	.12	.13
Total from Investment Operations	.52	.93	(.07)	.25	.82	.73
Distributions:
Dividends from investment
income—net	(.39)	(.35)	(.69)	(.67)	(.60)	(.61)
Dividends from net realized
gain on investments	—	—	—	—	(.38)	(.33)
Total Distributions	(.39)	(.35)	(.69)	(.67)	(.98)	(.94)
Net asset value, end of period	12.90	12.77	12.19	12.95	13.37	13.53

Total Return (%)	4.16[c]	7.76	(.66)	1.96	6.35	5.44

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.58[c]	1.19	1.12	1.03	1.05	1.07
Ratio of net investment income
to average net assets	1.10[c]	2.48	2.95	5.33	5.33	4.59
Portfolio Turnover Rate	19.79[c]	37.88	49.90	43.15	41.96	158.10

Net Assets, end of period
($ x 1,000)	13,957	19,570	17,241	22,822	18,030	15,953

a As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.05, increase net realized and unrealized gain (loss) on investments per share by $.05 and decrease the ratio of net investment income to average net assets from 3.30% to 2.95%. Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation. b Based on average shares outstanding at each month end. c Not annualized.

See notes to financial statements.

	Six Months Ended		Restricted Class Shares

Growth and	March 31, 2004		Year Ended September 30,

Income Portfolio	(Unaudited)	2003	2002[a]	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	14.16	12.54	14.17	17.15	17.71	16.46
Investment Operations:
Investment income—net[b]	.13	.25	.32	.53	.76	.64
Net realized and unrealized
gain (loss) on investments	1.33	1.73	(1.51)	(2.51)	.48	1.69
Total from Investment Operations	1.46	1.98	(1.19)	(1.98)	1.24	2.33
Distributions:
Dividends from investment
income—net	(.32)	(.36)	(.44)	(.76)	(.61)	(.63)
Dividends from net realized
gain on investments	—	—	—	(.24)	(1.19)	(.45)
Total Distributions	(.32)	(.36)	(.44)	(1.00)	(1.80)	(1.08)
Net asset value, end of period	15.30	14.16	12.54	14.17	17.15	17.71

Total Return (%)	10.41[c]	16.12	(8.90)	(12.07)	7.39	14.51

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.40[c]	.81	.84	.84	.86	.84
Ratio of net investment income
to average net assets	.85[c]	1.91	2.28	3.40	4.43	3.65
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	—	—	—	—	—	.01
Portfolio Turnover Rate	32.22[c]	69.67	66.50	86.48	87.49	142.50

Net Assets, end of period
($ x 1,000)	201,807	187,661	170,237	197,503	212,582	204,096

a As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.03, increase net realized and unrealized gain (loss) on investments per share by $.03 and decrease the ratio of net investment income to average net assets from 2.49% to 2.28%. Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation. b Based on average shares outstanding at each month end. c Not annualized.

See notes to financial statements.

The Portfolios 51

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Investor		Class Shares

Growth and Income	March 31, 2004		Year Ended September 30,

Portfolio (continued)	(Unaudited)	2003	2002[a]	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	14.85	13.12	14.84	17.90	18.43	17.10
Investment Operations:
Investment income—net[b]	.10	.20	.27	.49	.74	.45
Net realized and unrealized
gain (loss) on investments	1.39	1.82	(1.60)	(2.60)	.51	1.92
Total from Investment Operations	1.49	2.02	(1.33)	(2.11)	1.25	2.37
Distributions:
Dividends from investment
income—net	(.25)	(.29)	(.39)	(.71)	(.59)	(.59)
Dividends from net realized
gain on investments	—	—	—	(.24)	(1.19)	(.45)
Total Distributions	(.25)	(.29)	(.39)	(.95)	(1.78)	(1.04)
Net asset value, end of period	16.09	14.85	13.12	14.84	17.90	18.43

Total Return (%)	10.14[c]	15.60	(9.36)	(12.35)	7.16	14.17

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.64[c]	1.28	1.34	1.13	1.15	1.35
Ratio of net investment income
to average net assets	.60[c]	1.44	1.79	2.88	4.14	3.37
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	—	—	—	—	—	.06
Portfolio Turnover Rate	32.22[c]	69.67	66.50	86.48	87.49	142.50

Net Assets, end of period
($ x 1,000)	60,839	136,423	130,493	150,740	73,616	68,839

a As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.03, increase net realized and unrealized gain per share by $.03 and decrease the ratio of net investment income to average net assets from 2.00% to 1.79%.

     Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation. b Based on average shares outstanding at each month end. c face="serif">Not annualized.

See notes to financial statements.

	Six Months Ended		Restricted Class Shares

	March 31, 2004		Year Ended September 30,

Growth Portfolio	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	12.15	10.02	12.41	17.78	18.47	15.89
Investment Operations:
Investment income—net[a]	.04	.07	.09	.30	.64	.42
Net realized and unrealized
gain (loss) on investments	1.73	2.12	(2.26)	(4.54)	.99	3.27
Total from Investment Operations	1.77	2.19	(2.17)	(4.24)	1.63	3.69
Distributions:
Dividends from investment
income—net	(.08)	(.06)	(.22)	(.63)	(.47)	(.40)
Dividends from net realized
gain on investments	—	—	—	(.50)	(1.85)	(.71)
Total Distributions	(.08)	(.06)	(.22)	(1.13)	(2.32)	(1.11)
Net asset value, end of period	13.84	12.15	10.02	12.41	17.78	18.47

Total Return (%)	14.57[b]	21.95	(17.88)	(25.20)	9.13	23.93

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.41[b]	.91	.91	.93	.89	.96
Ratio of net investment income
to average net assets	.27[b]	.61	.73	1.96	3.56	2.33
Portfolio Turnover Rate	38.25[b]	83.90	74.13	108.86	97.16	95.42

Net Assets, end of period
($ x 1,000)	74,387	62,473	48,969	76,712	90,858	78,554

a Based on average shares outstanding at each month end. b Not annualized.

See notes to financial statements.

The Portfolios 53

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Investor		Class Shares

Growth	March 31, 2004		Year Ended September 30,

Portfolio (continued)	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	12.18	10.04	12.46	17.84	18.52	15.93
Investment Operations:
Investment income—net[a]	.00[b]	.02	.02	.25	.60	.39
Net realized and unrealized
gain (loss) on investments	1.73	2.12	(2.26)	(4.55)	1.00	3.25
Total from Investment Operations	1.73	2.14	(2.24)	(4.30)	1.60	3.64
Distributions:
Dividends from investment
income—net	(.03)	(.00)[b]	(.18)	(.58)	(.43)	(.34)
Dividends from net realized
gain on investments	—	—	—	(.50)	(1.85)	(.71)
Total Distributions	(.03)	(.00)[b]	(.18)	(1.08)	(2.28)	(1.05)
Net asset value, end of period	13.88	12.18	10.04	12.46	17.84	18.52

Total Return (%)	14.24[c]	21.35	(18.31)	(25.36)	8.85	23.50

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.65[c]	1.37	1.48	1.20	1.15	1.24
Ratio of net investment income
to average net assets	.03[c]	.15	.17	1.66	3.38	2.14
Portfolio Turnover Rate	38.25[c]	83.90	74.13	108.86	97.16	95.42

Net Assets, end of period
($ x 1,000)	14,591	22,210	17,218	19,778	22,067	9,656

a Based on average shares outstanding at each month end. b Amount represents less than $.01 per share. c Not annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus LifeTime Portfolios, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three diversified Portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio.The Dreyfus Corporation (“Dreyfus”) serves as each Portfolio’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Mellon Equity Associates (“Mellon Equity”), an indirect wholly-owned subsidiary of Mellon Financial, serves as each Portfolio’s sub-investment adviser.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class.

Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Portfolios 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The portfolios enter into contracts that contain a variety of indemnifications. The portfolios’ maximum exposure under these arrangements is unknown. The portfolios do not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities (including options and financial futures), but excluding most debt securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The portfolios price securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Most debt securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Foreign currency transactions: Each Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Income Portfolio and the Growth Portfolio received net earnings credits of $62 and $254, respectively, during the period ended March 31, 2004 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income. Under the terms of the custody agreement, the Growth and Income Portfolio receives net earnings credits based on available cash balances left on deposit.

Each portfolio may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus as shown in the portfolios’ Statements of Investments. Each portfolio will be entitled to receive all income on securities loaned, in addition

The Portfolios 57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, each portfolio would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Each Portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and each Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with each Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(d) Affiliated issuers: Issuers in which the porfolios held investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Expenses: Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

(f) Dividends to shareholders: Dividends are recorded by each Portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, with respect to each Portfolio, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

Code of 1986, as amended (the “Code”).To the extent that a net realized capital gain of a Portfolio can be offset by a capital loss carryover of that Portfolio, such gain will not be distributed. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(g) Federal income taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Portfolio is treated as a single entity for the purpose of determining such qualification.

The following summarizes each portfolio’s unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2003:

	2009 ($)†	2010 ($)†	2010 ($)†	Total ($)

Income Portfolio	730,713	5,513,848	336,907	6,581,468
Growth and
Income Portfolio	199,365	30,212,073	24,730,416	55,141,854
Growth Portfolio	529,200	18,379,875	9,843,198	28,752,273

† If not applied, the carryovers expire in the above years.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2003 for the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio, respectively, were as follows: ordinary income $3,199,301, $7,697,461 and $309,706.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Portfolios 59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Bank Line of Credit:

Each Portfolio participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each Portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a Portfolio based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2004, none of the Portfolios borrowed under the Facility.

NOTE 4—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement (the “Agreement”) with Dreyfus, the Investment Advisory fee is computed on the value of each Portfolio’s average daily net assets and is payable monthly at the following annual rates: .60 of 1% of the Income Portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.

The following summarizes the components of Due to The Dreyfus Corporation and affiliates for each Portfolio:

		Shareholder		Transfer Agency
	Management	Services	Custodian	Per Account
	Fees ($)	Plan Fees ($)	Fees ($)	Fees ($)

Income Portfolio	58,552	4,076	1,777	1,512
Growth and
Income Portfolio	213,264	28,587	6,280	4,634
Growth Portfolio	62,488	5,255	3,053	1,147

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each Portfolio, computed at the following annual rates:

Annual Fee as a Percentage of
Total Portfolio Net Assets	Average Daily Net Assets of each Portfolio

0 up to $600 million	.35 of 1%
$600 million up to $1.2 billion	.25 of 1%
$1.2 billion up to $1.8 billion	.20 of 1%
In excess of $1.8 billion	.15 of 1%

(b) Under the Shareholder Services Plan, each Portfolio pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each Portfolio’s Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each Portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

During the period ended March 31, 2004, each Portfolio’s Investor Class was charged the following pursuant to the Shareholder Services Plan:

Income Portfolio	$24,876
Growth and Income Portfolio	177,062
Growth Portfolio	31,758

Each Portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. During the period ended March 31, 2004, each Portfolio was charged the following pursuant to the transfer agency agreement:

Income Portfolio	$3,672
Growth and Income Portfolio	15,942
Growth Portfolio	3,554

Each Portfolio compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for each Portfolio. During the period ended March 31, 2004, each Portfolio was charged the following pursuant to the custody agreement:

Income Portfolio	$5,527
Growth and Income Portfolio	18,076
Growth Portfolio	7,644

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Portfolios 61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended March 31, 2004:

	Purchases ($)	Sales ($)

Income Portfolio	15,039,296	17,426,891
Growth and Income Portfolio	85,281,894	146,357,143
Growth Portfolio	21,132,474	24,748,880

Each Portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a portfolio to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, a Portfolio recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 2004, are set forth in the Statements of Financial Futures.

The following summarizes accumulated net unrealized appreciation on investments for each Portfolio at March 31, 2004:

	Gross	Gross
	Appreciation ($)	(Depreciation) ($)	Net ($)

Income Portfolio	4,224,117	(375,781)	3,848,336
Growth and Income Portfolio	30,861,033	(1,676,764)	29,184,269
Growth Portfolio	10,684,320	(616,216)	10,068,104

At March 31, 2004, the cost of investments for each portfolio for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 6—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Portfolios 63

NOTES

For More Information

Dreyfus LifeTime
Portfolios, Inc.
200 Park Avenue
New York, NY 10166

Investment Adviser
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser
Mellon Equity Associates
500 Grant Street
Pittsburgh, PA 15258

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation DRPSA0304

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The Fund has a Nominating Committee, which is responsible for selecting and nominating persons for election or appointment by the Fund’s Board as Board members. The Committee has adopted a Nominating Committee Charter (“Charter”). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Fund and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) not applicable

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIFETIME PORTFOLIOS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	May 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	May 27, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	May 27, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)